Bank Loans (Tables)	12 Months Ended
Dec. 31, 2022
Bank Loans [Abstract]
Schedule of short-term bank loan
	December 31,	December 31,
	2022	2021
Cathay United Bank	$243,750	$270,000
CTBC Bank	650,000	720,000
Cathay Bank	1,000,000	650,000
Total	$1,893,750	$1,640,000